Note 8 - Accrued Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Accrued Liabilities Disclosure [Text Block]
Note 7. Accrued Expenses

Accrued expenses consist of the following:

	June 30, 2016	December 31, 2015
Payroll and related	$423,804	$551,448
Professional services	243,844	427,932
Other	414,139	339,680
Property and equipment	145,248	176,614
Network	94,781	133,544
Total	$1,321,816	$1,629,218

Network represents costs incurred to provide services to the Company’s customers including tower rentals, bandwidth, troubleshooting and gear removal.

Note 8. Accrued Expenses

Accrued expenses consist of the following:	As of December 31,
	2015	2014
Payroll and related	$551,448	$661,496
Professional services	427,932	256,534
Other	339,680	280,413
Property and equipment	176,614	506,883
Network	133,544	187,440
Marketing	-	63,112
Total	$1,629,218	$1,955,878

Network represents costs incurred to provide services to the Company’s customers including tower rentals, bandwidth, troubleshooting and gear removal.